Accounting principles, Use of Critical Accounting Estimates, Judgments and Assumptions (Details) - EUR (€) € in Millions			12 Months Ended
	May 31, 2021	Feb. 16, 2021	Dec. 31, 2021	May 28, 2021	Feb. 10, 2021	Dec. 31, 2020	Jan. 17, 2017
Separation and Distribution Agreement [Abstract]
Aggregate principal amount of senior unsecured notes issued			€ 989.1			€ 646.7
Total invested equity [Abstract]
Balance at beginning of period			1,825.8
Balance at ending of period			1,506.4
Cash and cash equivalents [Abstract]
Cash and cash equivalents, beginning of period			3,189.7
Net cash proceeds from the Facilities Agreement			1,420.4
Cash and cash equivalents, end of period			3,638.6
Accounting for merger related goodwill [Abstract]
Goodwill attributable to Technip's legacy onshore/offshore business segment							€ 1,453.6
Intangible assets [Abstract]
Intangible assets, net			97.8			€ 105.8
Income taxes [Abstract]
Net deferred tax assets			€ 165.0
Senior unsecured Bridge and Revolving Facilities [Member]
Separation and Distribution Agreement [Abstract]
Available borrowing capacity					€ 1,400.0
Aggregate principal amount of senior unsecured notes issued				€ 600.0
Percentage of principal amount issued				1.125%
Maturity date			2028
Bridge Term Facility [Member]
Separation and Distribution Agreement [Abstract]
Amount drawn	€ 620.0	€ 620.0
Performance Shares [Member]
Share-Based Compensation [Abstract]
Vesting percentage			25.00%
Separation and Distribution Agreement [Member]
Total invested equity [Abstract]
Balance at beginning of period			€ 1,825.8
Cash contribution			(532.9)
Receivables and other net asset contributions			(86.3)
Balance at ending of period			1,206.6
Cash and cash equivalents [Abstract]
Cash and cash equivalents, beginning of period			3,189.7
Cash contribution			(532.9)
Net cash proceeds from the Facilities Agreement			355.0
Other net cash impacts from intercompany settlements			27.1
Cash and cash equivalents, end of period			€ 3,038.9